Income Taxes - Summary of Statutory Income Tax Rates (Detail)	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Statutory tax rate		35.00%		35.00%	30.00%	35.00%	35.00%
Tax rate differences				(5.00%)	(6.00%)		93.00%
Foreign exchange		30.00%					39.00%
Disallowable expenditures				7.00%	(1.00%)		166.00%
Foreign interest disallowance				2.00%			61.00%
Gain on bargain purchase (net of tax)					(31.00%)
Resetting of tax basis to market value					(7.00%)
Permanent adjustment for fresh start (net of tax)						(29.00%)
Prior year accruals				(1.00%)			23.00%
Change in uncertain tax positions				(6.00%)			54.00%
U.S. state income taxes				2.00%			(15.00%)
Valuation allowances				(25.00%)	(1.00%)	(1.00%)	(427.00%)
Withholding taxes					2.00%
Other, net				(1.00%)	2.00%	(5.00%)	1.00%
Effective tax rate	(8.00%)	(5.00%)	(6.00%)	8.00%	(12.00%)	0.00%	30.00%